Ordinary shares, preference shares and other equity - AT1 Equity instruments (Details) £ in Millions, $ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)
Total AT1 equity instruments	£ 9,693		£ 8,621
Notional contract amount	47,412,915		42,625,605
Barclays Bank PLC
Total AT1 equity instruments	14,400		13,328
AT1 equity instruments | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	9,693		8,621
AT1 equity instruments | 7.875% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,000		1,000
Interest rate	7.875%	7.875%
AT1 equity instruments | 7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,136		1,136
Interest rate	7.875%	7.875%
Notional contract amount | $		$ 1,500
AT1 equity instruments | 7.25% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 500		500
Interest rate	7.25%	7.25%
AT1 equity instruments | 7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m) | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,925		1,925
Interest rate	7.75%	7.75%
Notional contract amount | $		$ 2,500
AT1 equity instruments | 5.875% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 623		623
Interest rate	5.875%	5.875%
AT1 equity instruments | 8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m) | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,509		1,509
Interest rate	8.00%	8.00%
Notional contract amount | $		$ 2,000
AT1 equity instruments | 7.125% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 299		299
Interest rate	7.125%	7.125%
AT1 equity instruments | 6.375% Perpetual Subordinated Contingent Convertible Securities | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 495		495
Interest rate	6.375%	6.375%
AT1 equity instruments | 6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,134		1,134
Interest rate	6.125%	6.125%
Notional contract amount | $		$ 1,500
AT1 equity instruments | 4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m) | Fixed interest rate | Barclays Bank PLC
Total AT1 equity instruments	£ 1,072		£ 0
Interest rate	4.375%	4.375%
Notional contract amount | $		$ 1,500